INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
INVESTMENTS IN ASSOCIATES	INVESTMENTS IN ASSOCIATES
19(a)    Associates of our Company

			Percentage of equity interest
			As of December 31
Company Name	Nature of business	Country of incorporation	2022	2021
Shandong Pacific Rubber Cable Co., Ltd. (“SPRC”)	Manufacturing of rubber cable	PRC	25.00%	25.00%
Siam Pacific Holding Company Limited (“SPHC”)	Investment & holding company	Thailand	49.00%	49.00%
Loxpac (Thailand) Company Limited (“Loxpac”) (Formerly known as “Loxley Pacific Co., Ltd.)	Providing telecommunication service	Thailand	21.39%	21.39%
Loxpac Hong Kong Co., Limited (“Loxpac HK”) (Formerly known as “Loxley Pacific Hong Kong Co., Limited” )	Investment & holding company	Hong Kong	23.10%	23.10%
19(b)    Carrying amounts of investment in associates

	As of December 31,
	2022	2021
	US$’000	US$’000
At January 1	835	930
Share of loss of associates	(1)	(1)
Exchange difference	(29)	(94)
At December 31	805	835
The investments in SPRC, Loxpac and Loxpac HK have been fully impaired.
19(c)    Summarized financial information for associates
The following table summarized financial information of our Company’s investments in associates:

	As of December 31,
	2022	2021
	US$’000	US$’000
Summarized financial information of SPHC:
Current assets	1	3
Non-current assets	1,818	1,884
Current liabilities	(2)	(1)
Non-current liabilities	(176)	(182)
Equity	1,641	1,704

Reconciliation to our Company’s investments in associates:
Percentage of equity interest	49%	49%
Carrying amount of the investment	805	835

	For the year ended Current period end
	2022	2021	2020
	US$’000	US$’000	US$’000
Summarized financial information of SPHC:
Revenue	—	—	—
Loss for the year	(3)	(2)	(2)

Reconciliation to our Company’s investments in associates:
Percentage of equity interest	49%	49%	49%
Share of the associates’ loss for the year:	(1)	(1)	(1)
As of December 31, 2022 and 2021, our Company's associates had no contingent liabilities or capital commitments.